LONG-TERM DEBT (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current portion	$ 82,346	$ 102,913	$ 839,222
Note 10. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	350,000	1,250,000
Additions to debt			1,250,000
Settlement of debt
Interest accretion
Debt payments	(350,000)	(900,000)
Balance - December 31, 2023		350,000	1,250,000
Current portion
Non-current portion
Note 10. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023			600,572
Additions to debt			100,000
Settlement of debt			(706,352)
Interest accretion			5,780
Debt payments
Balance - December 31, 2023
Current portion
Non-current portion
Note 10. 3 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	375,095	303,110	249,064
Additions to debt
Settlement of debt
Interest accretion	18,355	96,985	79,046
Debt payments	(4,167)	(25,000)	(25,000)
Balance - December 31, 2023	389,283	375,095	303,110
Current portion	348,581
Non-current portion	40,702
Note 10. 4 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	385,762	327,010	280,567
Additions to debt
Settlement of debt
Interest accretion	15,418	83,752	71,443
Debt payments	(4,167)	(25,000)	(25,000)
Balance - December 31, 2023	397,013	385,762	327,010
Current portion	355,369
Non-current portion	41,644
Note 10. 5 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023			150,000
Additions to debt
Settlement of debt
Interest accretion
Debt payments			(150,000)
Balance - December 31, 2023
Current portion
Non-current portion
Note 10. 6 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	197,597	167,091	142,997
Additions to debt
Settlement of debt
Interest accretion	3,811	43,006	36,594
Debt payments	(125,000)	(12,500)	(12,500)
Balance - December 31, 2023	76,408	197,597	167,091
Current portion	76,408
Non-current portion
Note 10. 7 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	80,063	561,611	786,461
Additions to debt
Settlement of debt
Interest accretion	4,769	187,782	295,453
Debt payments	(84,832)	(669,330)	(520,303)
Balance - December 31, 2023		80,063	561,611
Current portion
Non-current portion
Total [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	1,388,517	2,608,822	2,209,661
Additions to debt			1,350,000
Settlement of debt			(706,352)
Interest accretion	42,353	411,525	488,316
Debt payments	(568,166)	(1,631,830)	(732,803)
Balance - December 31, 2023	862,704	$ 1,388,517	$ 2,608,822
Current portion	780,358
Non-current portion	$ 82,346